Income per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [Abstract]
Schedule of income per share [Text Block]
	Year ended	Year ended
	March 31, 2022	March 31, 2021
Basic weighted average number of common shares outstanding	77,715,890	69,411,808
Effect of dilutive stock options and warrants	2,368,516	2,651,889
Effect of convertible loan	4,723,923	1,225,783
Diluted weighted average common shares outstanding	84,808,329	73,289,480